Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

22.    SUBSEQUENT EVENTS

In February, 2016, the Board of the Company received a non-binding proposal from Mr. Robin Yanhong Li, chairman and chief executive officer of the Company, and Mr. Yu Gong, chief executive officer of iQiyi, proposing to acquire all of the outstanding shares of iQiyi beneficially owned by the Company based on an enterprise valuation of US$2.80 billion for 100% of iQiyi on a cash-free and debt-free basis.